Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Useful Life	2018	2017

Machinery and equipment	5 - 7 years	$52,538	$52,538
Furniture and office equipment	3 - 7 years	45,063	45,063
Vehicles	5 years	68,341	68,341
Leasehold improvements	3 years	16,701	16,701
		182,643	182,643
Less: accumulated depreciation		(117,457)	(91,520)
Property and equipment, net		$65,186	$91,123

	Useful Life	2017	2016

Machinery and equipment	5 - 7 years	$52,538	$49,084
Furniture and office equipment	3 - 7 years	45,063	45,063
Vehicles	5 years	68,341	68,341
Leasehold improvements	3 years	16,701	16,701
		182,643	179,189
Less: accumulated depreciation		(91,520)	(53,225)
Property and equipment, net		$91,123	$125,964